Convertible Notes (Details) - Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs [Line Items]
Principal	$ (770)
Less: unamortized discount and debt issuance costs	3,450
US$16.0 million 10% note due 2024 ($14.1 million converted in fiscal 2022 and 2023) [Member]
Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs [Line Items]
Principal	(177)
Less: unamortized discount and debt issuance costs	1,950
US$1.5 million 10% note due 2025 (Nil converted in fiscal 2023) [Member]
Schedule of Principal Amount and Unamortized Discount and Debt Issuance Costs [Line Items]
Principal	(593)
Less: unamortized discount and debt issuance costs	$ 1,500